ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET

BOSTON, MASSACHUSETTS 02199

Phone: 617-951-7000

Fax: 617-951-7050

James M. Forbes 617-235-4765 james.forbes@ropesgray.com

September 21, 2022

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Trust (the “Trust”) (File Nos. 002-98772 and 811-04347)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the forms of the GMO Trust Prospectus and Statement of Additional Information (each relating to GMO Small Cap Quality Fund, a series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 224 to the Trust’s Registration Statement under the Securities Act and Amendment 272 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 224/272”), as filed electronically with the Commission on September 20, 2022. Amendment No. 224/272 became effective on September 20, 2022.

If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at 617-235-4765.

Very truly yours,

/s/ James Forbes

James Forbes

cc:	Philip Zachos, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Douglas Y. Charton, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Thomas R. Hiller, Esq. Sarah Clinton, Esq.